Related Party Transactions (Details) (USD $)	12 Months Ended			9 Months Ended	6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2010 arcus and Millichamp Company TMMC Affiliate [Member]	Jun. 30, 2010 Chairman [Member]
Related Party Transactions [Abstract]
Management and other fees from affiliates including management, property management, development and redevelopment fees from co-investments, net of intercompany amounts eliminated by company	$ 6,800,000	$ 4,100,000	$ 4,300,000
Property acquisition fee		500,000
Related Party Transaction [Line Items]
Preferred equity interest investment in a related party entity				12,000,000
Number of units owned by preferred equity interest related party entity investee				768
Preferred return on investment in related party investee during first five years (in hundredths)				13.00%
Preferred return on investment in related party investee after year five (in hundredths)				15.00%
Redemption price per partnership unit (in dollars per share)					$ 106.76
Redemption price discount from the closing price of the company's common stock (in hundredths)					2.00%
Partnership units purchased from related party (in shares)					187,334
Limited partnership units exchange ratio to Company's common stock					One-for-one
Executive Vice President of the Company invested		$ 4,000,000
Limited partnership interest in partnership investments (in hundredths)		6.00%
Invested company's interest in a limited liability company that acquired Essex Skyline at MacArthur (in hundredths)		50.00%